Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	¥ 118,974	¥ 120,010
Trade and other receivables	160,785	166,148
Inventories	98,801	98,039
Income taxes receivable	3,436	1,332
Other financial assets	4,139	1,973
Other current assets	15,305	12,328
Total current assets	401,440	399,830
Non-current assets:
Property, plant and equipment	189,667	187,703
Intangible assets	25,754	21,449
Associates and joint ventures accounted for using the equity method	4,451	4,803
Other financial assets	57,304	54,332
Deferred tax assets	26,100	25,876
Other non-current assets	6,612	7,194
Total non-current assets	309,888	301,357
Total assets	711,328	701,187
Current liabilities:
Trade and other payables	112,951	121,931
Borrowings	38,246	36,805
Other financial liabilities	2,104	2,576
Provisions	9,161	7,360
Income taxes payable	4,637	7,681
Other current liabilities	29,232	29,433
Total current liabilities	196,331	205,786
Non-current liabilities:
Borrowings	70,384	33,465
Other financial liabilities	3,125	2,463
Provisions	1,141	973
Defined benefit liabilities	19,476	17,170
Deferred tax liabilities	4,730	9,128
Other non-current liabilities	5,075	6,405
Total non-current liabilities	103,931	69,604
Total liabilities	300,262	275,390
Equity
Share capital	38,730	38,730
Capital surplus	135,130	55,664
Retained earnings	224,285	209,702
Treasury shares	(18,284)	(3,497)
Other components of equity	2,819	(65)
Total equity attributable to owners of the Company	382,680	300,534
Non-controlling interests	28,386	125,263
Total equity	411,066	425,797
Total liabilities and equity	¥ 711,328	¥ 701,187